Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances	$ 543	$ 7,796
Accounts payable	14,247	11,140
Short-term loan	15,350	15,350
Accrued expenses and other current liabilities	21,302	11,784
Advance from customers	9,525	9,173
Deferred revenue	3,854	4,178
Income tax payable	254	1,062
Put option liability	1,830	1,680
Long-term loan	290	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accrued expenses and other current liabilities	189	184
Income tax payable	22	21
Long-term loan